Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2015
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Dec. 29, 2015
Document Effective Date	Dec. 31, 2015
Prospectus Date	Dec. 31, 2015
Abbey Capital Futures Strategy Fund | Class A Shares
Prospectus:
Trading Symbol	ABYAX
Abbey Capital Futures Strategy Fund | Class C Shares
Prospectus:
Trading Symbol	ABYCX
Abbey Capital Futures Strategy Fund | Class I Shares
Prospectus:
Trading Symbol	ABYIX
BOGLE SMALL CAP GROWTH | INSTITUTIONAL
Prospectus:
Trading Symbol	BOGIX
BOGLE SMALL CAP GROWTH | INVESTOR
Prospectus:
Trading Symbol	BOGLX
Campbell Core Trend Fund | Institutional Shares
Prospectus:
Trading Symbol	CCTFX
Free Market U.S. Equity Fund | Institutional Class
Prospectus:
Trading Symbol	FMUEX
Free Market International Equity Fund | Institutional Class
Prospectus:
Trading Symbol	FMNEX
Free Market Fixed Income Fund | Institutional Class
Prospectus:
Trading Symbol	FMFIX
Matson Money U.S. Equity VI Portfolio | Institutional Class
Prospectus:
Trading Symbol	FMVUX
Matson Money International Equity VI Portfolio | Institutional Class
Prospectus:
Trading Symbol	FMVIX
Matson Money Fixed Income VI Portfolio | Institutional Class
Prospectus:
Trading Symbol	FMVFX
SCHNEIDER SMALL CAP VALUE FUND | SCHNEIDER SMALL CAP VALUE FUND
Prospectus:
Trading Symbol	SCMVX
SCHNEIDER VALUE FUND | SCHNEIDER VALUE FUND
Prospectus:
Trading Symbol	SCMLX
Dynamic U.S. Growth Fund | Class I
Prospectus:
Trading Symbol	DWUGX
Dynamic U.S. Growth Fund | Class II
Prospectus:
Trading Symbol	DWUHX
Dynamic U.S. Growth Fund | Institutional
Prospectus:
Trading Symbol	DWUIX
Summit Global Investments U.S. Low Volatility Equity Fund | Class I
Prospectus:
Trading Symbol	SILVX
Summit Global Investments U.S. Low Volatility Equity Fund | Class A
Prospectus:
Trading Symbol	LVOLX
Summit Global Investments U.S. Low Volatility Equity Fund | Retail Class
Prospectus:
Trading Symbol	SGLVX
Summit Global Investments U.S. Low Volatility Equity Fund | Class C
Prospectus:
Trading Symbol	SGICX
Institutional Class Prospectus | Boston Partners Small Cap Value Fund II | INSTITUTIONAL
Prospectus:
Trading Symbol	BPSIX
Institutional Class Prospectus | Boston Partners All-Cap Value Fund | INSTITUTIONAL
Prospectus:
Trading Symbol	BPAIX
Institutional Class Prospectus | Boston Partners Long/Short Equity Fund | INSTITUTIONAL
Prospectus:
Trading Symbol	BPLSX
Institutional Class Prospectus | Boston Partners Long/Short Research Fund | Institutional Class
Prospectus:
Trading Symbol	BPIRX
Institutional Class Prospectus | WPG Partners Small/Micro Cap Value Fund | INSTITUTIONAL
Prospectus:
Trading Symbol	WPGTX
Institutional Class Prospectus | Boston Partners Global Equity Fund | Institutional Class
Prospectus:
Trading Symbol	BPGIX
Institutional Class Prospectus | Boston Partners Global Long/Short Fund | Institutional Class
Prospectus:
Trading Symbol	BGLSX
Investor Class Prospectus | Boston Partners Small Cap Value Fund II | INVESTOR
Prospectus:
Trading Symbol	BPSCX
Investor Class Prospectus | Boston Partners All-Cap Value Fund | INVESTOR
Prospectus:
Trading Symbol	BPAVX
Investor Class Prospectus | Boston Partners Long/Short Equity Fund | INVESTOR
Prospectus:
Trading Symbol	BPLEX
Investor Class Prospectus | Boston Partners Long/Short Research Fund | Investor Class
Prospectus:
Trading Symbol	BPRRX
Investor Class Prospectus | Boston Partners Global Equity Fund | Investor Class
Prospectus:
Trading Symbol	BPGRX
Investor Class Prospectus | Boston Partners Global Long/Short Fund | Investor Class
Prospectus:
Trading Symbol	BGRSX